World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	142,161,624.85	13,615
Yield Supplement Overcollateralization Amount at 09/30/15	1,284,775.03	0
Receivables Balance at 09/30/15	143,446,399.88	13,615
Principal Payments	7,954,030.60	289
Defaulted Receivables	419,610.23	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	1,153,389.74	0
Pool Balance at 10/31/15	133,919,369.31	13,298

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	18.91%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	4.56%
Weighted Average Remaining Term	28.96

Delinquent Receivables:
Past Due 31-60 days	2,506,694.86	176
Past Due 61-90 days	967,792.18	71
Past Due 91 - 120 days	107,575.07	13
Past Due 121 + days	0.00	0
Total	3,582,062.11	260

Total 31+ Delinquent as % Ending Pool Balance	2.67%

Recoveries	257,057.75

Aggregate Net Losses/(Gains) - October 2015	162,552.48
Current Net Loss Ratio (Annualized)	1.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.25%

Flow of Funds	$ Amount

Collections	8,656,574.22
Advances	(2,085.16)
Investment Earnings on Cash Accounts	1,232.76
Servicing Fee	(119,538.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,536,183.15

Distributions of Available Funds
(1) Class A Interest	79,337.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,246,274.09
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	201,920.98
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,536,183.15

Servicing Fee	119,538.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 10/15/15	135,165,643.40
Principal Paid	8,242,255.54
Note Balance @ 11/16/15	126,923,387.86

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-3
Note Balance @ 10/15/15	13,308,643.40
Principal Paid	8,242,255.54
Note Balance @ 11/16/15	5,066,387.86
Note Factor @ 11/16/15	2.8786295%

Class A-4
Note Balance @ 10/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	107,515,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	14,342,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	92,006.63
Total Principal Paid	8,242,255.54
Total Paid	8,334,262.17

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	6,765.23
Principal Paid	8,242,255.54
Total Paid to A-3 Holders	8,249,020.77

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1345407
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0526010
Total Distribution Amount	12.1871417

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0384388
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.8309974
Total A-3 Distribution Amount	46.8694362

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.21
Noteholders' Principal Distributable Amount	848.79

Account Balances	$ Amount

Advances
Balance as of 09/30/15	32,506.66
Balance as of 10/31/15	30,421.50
Change	(2,085.16)

Reserve Account
Balance as of 10/15/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2012-B securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2012-B

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 8,042,892.50	$ 194,380.72	378	13	$ 88,174.39	0.70%	1.23%
Aug-15	9,038,448.66	261,334.68	490	18	88,723.09	0.66%	1.22%
Jul-15	9,806,390.28	402,853.17	463	22	148,304.19	1.04%	1.20%
Jun-15	10,256,459.50	219,021.64	453	14	44,231.81	0.29%	1.18%
May-15	9,673,636.08	222,240.81	340	14	78,812.75	0.49%	1.18%
Apr-15	10,377,520.36	330,626.00	333	22	34,159.69	0.20%	1.16%
Mar-15	10,809,691.25	397,713.55	332	22	129,724.64	0.73%	1.16%
Feb-15	9,534,071.92	410,889.09	251	27	168,586.59	0.91%	1.14%
Jan-15	10,819,959.60	492,901.14	324	36	152,412.62	0.78%	1.12%
Dec-14	11,120,963.37	753,557.71	359	53	374,498.82	1.82%	1.10%
Nov-14	10,619,517.94	481,827.40	319	39	154,483.25	0.72%	1.04%
Oct-14	12,481,041.99	916,487.94	419	75	483,939.26	2.14%	1.02%
Sep-14	13,805,738.09	574,173.17	525	58	156,675.48	0.66%	0.96%
Aug-14	13,894,661.99	645,513.28	553	67	227,114.62	0.91%	0.93%
Jul-14	14,148,902.15	577,295.30	569	46	169,721.65	0.65%	0.90%
Jun-14	15,174,477.37	665,232.42	715	55	248,659.25	0.90%	0.88%
May-14	16,986,387.23	516,046.82	982	59	176,025.68	0.61%	0.84%
Apr-14	16,179,471.05	662,435.83	1031	49	177,730.39	0.58%	0.82%
Mar-14	17,115,024.53	814,706.30	1003	63	263,688.41	0.83%	0.79%
Feb-14	15,324,873.13	932,092.04	968	68	444,977.71	1.34%	0.76%
Jan-14	17,534,322.71	1,125,155.66	972	91	562,135.95	1.61%	0.69%
Dec-13	17,096,724.87	848,358.86	898	61	335,066.10	0.92%	0.62%
Nov-13	17,177,876.34	954,692.57	740	58	471,534.24	1.25%	0.57%
Oct-13	19,424,899.98	1,042,675.19	762	65	421,324.00	1.07%	0.50%
Sep-13	19,375,618.56	718,504.90	727	48	343,956.22	0.83%	0.44%
Aug-13	20,098,773.14	770,574.68	728	49	255,935.17	0.60%	0.40%
Jul-13	20,687,834.77	798,544.93	711	59	247,989.47	0.55%	0.36%
Jun-13	18,418,265.10	833,627.83	628	52	267,323.33	0.58%	0.32%
May-13	19,858,296.56	825,284.11	799	44	285,177.69	0.59%	0.29%
Apr-13	19,836,184.99	900,116.89	872	49	355,969.75	0.71%	0.25%
Mar-13	19,157,012.22	910,121.84	866	53	357,871.43	0.70%	0.20%
Feb-13	18,025,552.81	1,051,908.23	958	68	447,848.55	0.84%	0.15%
Jan-13	19,384,378.54	990,283.20	1030	64	438,016.02	0.80%	0.08%
Dec-12	18,553,704.27	342,803.44	808	17	91,216.90	0.16%	0.02%
Nov-12	19,836,146.67	168,702.92	515	8	77,708.62	0.13%	0.01%
Oct-12	18,541,902.69	-	465	0	288.75	0.00%	0.00%